Significant accounting policies, judgments and estimation uncertainty (Tables)	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about property, plant and equipment
Amortization is provided, commencing when the asset is available for use, over the estimated useful life of the asset, using the following annual rates and methods:

Buildings	4% declining-balance
Furniture, fixtures and other equipment	5% to 20% declining-balance
Computer equipment	30% declining-balance
Post-production equipment	30% declining-balance
Computer software	2 years-straight-line
Website design	2 years-straight-line
Leasehold improvements	Straight-line over the term of lease

	Land	Building	Furniture, fixtures and equipment	Computer equipment	Post-production equipment	Computer software	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
For the year ended June 30, 2018

Opening net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996
Additions	—	73	349	852	6,055	331	616	8,276
Disposals, net	—	—	—	—	—	—	(104)	(104)
Amortization	—	(78)	(738)	(1,147)	(4,907)	(429)	(1,529)	(8,828)
Foreign exchange differences	—	—	1	84	—	9	2	96
	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

At June 30, 2018

Cost	4,276	2,143	6,630	13,388	20,021	5,227	14,884	66,569
Accumulated amortization	—	(210)	(4,916)	(11,566)	(10,585)	(4,485)	(4,755)	(36,517)
Foreign exchange	—	—	9	292	—	65	18	384
Net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

For the year ended June 30, 2019

Opening net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436
Additions	—	—	52	877	2,190	1,050	2	4,171
Acquisitions (note 5)	—	—	—	26	—	—	—	26
Disposals, net	(4,276)	(1,874)	(148)	(699)	—	—	(9)	(7,006)
Amortization	—	(59)	(381)	(965)	(4,527)	(933)	(1,466)	(8,331)
Foreign exchange	—	—	—	56	—	—	—	56
	—	—	1,246	1,409	7,099	924	8,674	19,352

At June 30, 2019

Cost	—	—	6,534	13,592	22,211	6,277	14,877	63,491
Accumulated amortization	—	—	(5,297)	(12,531)	(15,112)	(5,418)	(6,221)	(44,579)
Foreign exchange	—	—	9	348	—	65	18	440
Net book value	—	—	1,246	1,409	7,099	924	8,674	19,352

Disclosure of detailed information about intangible assets
Amortization is provided on a straight-line basis over the estimated useful life of the assets, using the following annual rates and methods:

Broadcaster relationships	7 to 10 years straight-line
Customer relationships	10 years straight-line
Customer representation agreements	5 years straight-line
Brands	10 to 20 years straight-line or indefinite life
Production and distribution rights	10 to 25 years straight-line
Production backlog	2 to 3 years straight-line
Non-compete contracts	3 years straight-line
Production software	5 years straight-line

	June 30, 2019	June 30, 2018
	$	$

Net opening acquired and library content	147,088	155,940
Additions	—	8,406
Write-down of acquired and library content	(12,928)	(3,402)
Amortization	(14,431)	(15,916)
Foreign exchange	(1,482)	2,060

	118,247	147,088

	Broadcast licenses (4)	Broadcaster relationships	Customer relationships and representation agreements	Brands (1)	Production and distribution rights (2)	Other (3)	Total
	$	$	$	$	$	$	$
For the year ended June 30, 2018
Opening net book value	67,800	531	18,680	444,581	22,953	863	555,408
Additions	—	—	—	—	—	1,074	1,074
Amortization	—	(299)	(2,792)	(8,899)	(2,458)	(898)	(15,346)
Impairment	—	—	—	(1,059)	—	—	(1,059)
Foreign exchange differences	—	—	89	6,091	674	66	6,920

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

At June 30, 2018

Cost	67,800	7,362	27,920	457,201	30,946	8,401	599,630
Accumulated amortization and impairment	—	(7,174)	(12,472)	(22,817)	(6,009)	(7,362)	(55,834)
Foreign exchange differences	—	44	529	6,330	(3,768)	66	3,201

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

For the year ended June 30, 2019
Opening net book value	67,800	232	15,977	440,714	21,169	1,105	546,997
Additions	—	—	—	260	—	81	341
Acquisitions (note 5)	—	—	3,918	—	—	—	3,918
Impairment	—	—	—	(67,726)	—	—	(67,726)
Amortization	—	(21)	(2,887)	(8,100)	(2,354)	(958)	(14,320)
Foreign exchange differences	—	—	(407)	(2,055)	(894)	(22)	(3,378)

Net book value	67,800	211	16,601	363,093	17,921	206	465,832

At June 30, 2019

Cost	67,800	7,362	31,838	389,735	30,946	8,482	536,163
Accumulated amortization and impairment	—	(7,195)	(15,359)	(30,917)	(8,363)	(8,320)	(70,154)
Foreign exchange differences	—	44	122	4,275	(4,662)	44	(177)

Net book value	67,800	211	16,601	363,093	17,921	206	465,832

(1) Included in Brands are $348,246 of indefinite life intangibles (2018 - $350,419).
(2) Productions and distribution rights represent rights acquired by the Company to produce and/or distribute television content where the Company does not own the underlying intellectual properties.
(3) Comprised of production backlog, non-compete contracts and production software.
(4) All broadcast licenses relate to the operations of DHX Television.

Reconciliation of impact of IFRS 15
The following is a reconciliation of the impact of IFRS 15 for the year ended June 30, 2019:

June 30, 2019
$
Revenue under IFRS 15, as reported	439,800
Impact of IFRS 15 on revenue:
Revenue on minimum guarantees (1)	(3,693)
Revenue on proprietary production shows (2)	1,544
Revenue on distribution licenses (3)	1,834
Revenue under IAS 18	439,485

Direct production costs and expense of film and television produced under IFRS 15, as reported	253,003
Impact of IFRS 15 on Direct production costs and expense of film and television produced: (4)	926
Direct production costs and expense of film and television produced under IAS 18	253,929

(1) Revenue on minimum guarantees - these are minimum guarantees on royalties in the consumer products-owned channel that were previously recognized at the inception of the license period but under IFRS 15 are recognized over the license term as a "right-to-access license", resulting in a corresponding adjustment to deferred revenue.

(2) Revenue on proprietary production shows - these are proprietary production revenues that would have met the previous revenue recognition criteria under IAS 18 and recognized at a point in time with a corresponding adjustment to amounts receivable, but have been deferred under IFRS 15 as the risks and rewards of ownership under IAS 18 transferred to the customer at an earlier date than control was transferred under IFRS 15.

(3) Revenue on distribution licenses - these are distribution revenues that would have met the previous revenue recognition criteria under IAS 18 and recognized at a point in time with a corresponding adjustment to amounts receivable, but have been deferred under IFRS 15 as the risks and rewards of ownership under IAS 18 transferred to the customer at an earlier date than control transferred under IFRS 15.

(4) Direct production and new media costs - these costs are the expense of film and television produced related to proprietary production shows that have been deferred, with a corresponding adjustment to investment in film and television programs.